ISI
                                 NORTH AMERICAN
                           GOVERNMENT BOND FUND SHARES

                                      ISI
                       International Strategy & Investment

DIRECTORS AND OFFICERS

Edward S. Hyman
CHAIRMAN

R. Alan Medaugh
PRESIDENT

Joseph R. Hardiman
DIRECTOR

Louis E. Levy
DIRECTOR

Carl W. Vogt, Esq.
DIRECTOR

Nancy Lazar
VICE PRESIDENT

Edward J. Veilleux
VICE PRESIDENT

Carrie L. Butler
VICE PRESIDENT

Charles A. Rizzo
TREASURER

Bruce A.Rosenblum
SECRETARY

Amy M. Olmert
ASSISTANT SECRETARY

Daniel O. Hirsch
ASSISTANT SECRETARY

Jennifer E.Vollmer
ASSISTANT SECRETARY

Margaret M. Beeler
ASSISTANT VICE PRESIDENT

Keith C. Reilly
ASSISTANT VICE PRESIDENT

                                       ISI
                                 NORTH AMERICAN
                                 GOVERNMENT BOND
                                   FUND SHARES

                           (A CLASS OF NORTH AMERICAN
                           GOVERNMENT BOND FUND, INC.)

                                [GRAPHIC OMITTED]
                                 NORTH AMERICAN

                               SEMI-ANNUAL REPORT
                               SEPTEMBER 30, 2001


INVESTMENT OBJECTIVE
An open-end mutual fund designed to provide a high level of current income, consistent with prudent investment risk, by investing primarily in a portfolio consisting of fixed-income securities issued or guaranteed by the governments of the United States, Canada and Mexico.

          INVESTMENT ADVISOR
ISI, Inc.
535 Madison Avenue, 30th Floor
New York, NY 10022
(800) 955-7175

          SHAREHOLDER SERVICING AGENT
Investment Company Capital Corp.
P.O. Box 419426
Kansas City, MO 64141-6426
(800) 882-8585

          DISTRIBUTOR
ISI Group, Inc.
535 Madison Avenue, 30th Floor
New York, NY 10022
(800) 955-7175

 INVESTMENT ADVISOR'S REPORT
     We are pleased to report on the progress of your Fund for the period ended September 30, 2001.

     The Fund seeks a high level of current income consistent with prudent investment risk by using high quality US, Canadian and Mexican fixed-income securities. We believe that by investing in all three North American markets, the Fund can generate a higher return over the long term than is possible from a portfolio of only US Treasury securities.

PORTFOLIO MANAGEMENT
     The Fund was up 4.30% for the last six months and 11.66% for the last year. These figures assume the reinvestment of dividend and capital gain distributions and exclude the impact of any sales charge.

     Three positive factors influenced the performance. First, the Fund's long maturity orientation produced capital gains as interest rates fell. ISI's fundamental economic analysis identified the opportunity for lower rates and the value of long maturities. Please see graph below for a picture of the volatile US Treasury market over the last twelve months.

                                [GRAPHIC OMITTED]
     EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:

30 YEAR TREASURY YIELD 9/29/00--9/28/01

                                 29 SEP 00 5.885

                                  6 OCT 00 5.837

                                 13 OCT 00 5.804

                                 20 OCT 00 5.727

                                 27 OCT 00 5.741

                                  3 NOV 00 5.859

                                 10 NOV 00 5.869

                                 17 NOV 00 5.776

                                 24 NOV 00 5.667

                                  1 DEC 00 5.635

                                  8 DEC 00 5.502

                                 15 DEC 00 5.419

                                 22 DEC 00 5.402

                                 29 DEC 00 5.457

                                  5 JAN 01 5.398

                                 12 JAN 01 5.618

                                 19 JAN 01 5.553

                                 26 JAN 01 5.64

                                  2 FEB 01 5.509

                                  9 FEB 01 5.389

                                 16 FEB 01 5.454

                                 23 FEB 01 5.478

                                  2 MAR 01 5.367

                                  9 MAR 01 5.322

                                 16 MAR 01 5.271

                                 23 MAR 01 5.314

                                 30 MAR 01 5.444

                                  6 APR 01 5.464

                                 13 APR 01 5.603

                                 20 APR 01 5.797

                                 27 APR 01 5.8

                                  4 MAY 01 5.676

                                 11 MAY 01 5.854

                                 18 MAY 01 5.767

                                 25 MAY 01 5.853

                                  1 JUN 01 5.705

                                  8 JUN 01 5.737

                                 15 JUN 01 5.677

                                 22 JUN 01 5.575

                                 29 JUN 01 5.759

                                  6 JUL 01 5.732

                                 13 JUL 01 5.619

                                 20 JUL 01 5.549

                                 27 JUL 01 5.543

                                  3 AUG 01 5.585

                                 10 AUG 01 5.504

                                 17 AUG 01 5.42

                                 24 AUG 01 5.449

                                 31 AUG 01 5.368

                                  7 SEP 01 5.369

                                 14 SEP 01 5.35

                                 21 SEP 01 5.583

                                 28 SEP 01 5.421


     The second performance factor was the Fund's government and high quality corporate bond orientation. Credit quality was a key determinant of performance over the last year. For example, while the Fund's twelve month return was up 11.66%, the twelve month return for the Lehman Brothers High Yield Corporate Bond Index was down 5.69%.

     The third performance factor was the Fund's Mexican Treasury section. NAFTA (the North American Free Trade Agreement) has significantly benefited Mexico. The stability of the peso as South American currencies became more unstable showed the power of Mexico's ties with the US. As a result of the peso's stability, the Fund has enjoyed a high US dollar yield from its Mexican T-bill (Cetes) investments. Based on the Lehman Brothers Cete Index, the return over the last year was +17.21% in pesos. Converted to US dollar, the return was +16.39% for Mexican T-Bills.

     ISI's outlook for the US, Canada and Mexico is presented in a separate report that follows this letter. The highlights of ISI's US outlook are an expectation that the Federal Funds rate, now at 2.5% will go as low as 2% by year end. Also, low interest rates and aggressive fiscal policy will boost economic activity mid-2002. We also expect, because capacity utilization rates are so low, that CPI (Consumer Price Index) inflation in 2002 will register a new secular low reading of +0.5% or less. The chart on the following page shows the developing trend for inflation in the US.

                                [GRAPHIC OMITTED]
     EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:

PHILADELPHIA FED PRICE INDEX
SEPT. -12.7%

                                31 MAY 1968 30

                                30 JUN 1968 25.6

                                31 JUL 1968 25.55

                                31 AUG 1968 33.4

                                30 SEP 1968 20.35

                                31 OCT 1968 28.15

                                30 NOV 1968 25.9

                                31 DEC 1968 25

                                31 JAN 1969 24.2

                                28 FEB 1969 29.1

                                31 MAR 1969 28.55

                                30 APR 1969 31.15

                                31 MAY 1969 24.35

                                30 JUN 1969 19.3

                                31 JUL 1969 25.6

                                31 AUG 1969 22.2

                                30 SEP 1969 31.25

                                31 OCT 1969 26.7

                                30 NOV 1969 29.65

                                31 DEC 1969 27.25

                                31 JAN 1970 24.5

                                28 FEB 1970 19.85

                                31 MAR 1970 22.55

                                30 APR 1970 20.6

                                31 MAY 1970 20.45

                                30 JUN 1970 19.05

                                31 JUL 1970 21.15

                                31 AUG 1970 21.3

                                30 SEP 1970 24.3

                                31 OCT 1970 21.45

                                30 NOV 1970 22.2

                                31 DEC 1970 20.35

                                31 JAN 1971 22.25

                                28 FEB 1971 15.85

                                31 MAR 1971 13.2

                                30 APR 1971 11.35

                                31 MAY 1971 17

                                30 JUN 1971 23

                                31 JUL 1971 20.5

                                31 AUG 1971 23.85

                                 30 SEP 1971 4.3

                                 31 OCT 1971 0.1

                                 30 NOV 1971 7.4

                                31 DEC 1971 20.65

                                31 JAN 1972 19.1

                                29 FEB 1972 18.5

                                31 MAR 1972 16.3

                                30 APR 1972 17.75

                                31 MAY 1972 15.7

                                30 JUN 1972 15.8

                                31 JUL 1972 16.25

                                31 AUG 1972 19.15

                                30 SEP 1972 14.15

                                31 OCT 1972 16.4

                                30 NOV 1972 18

                                31 DEC 1972 18.6

                                31 JAN 1973 17.55

                                28 FEB 1973 31.3

                                31 MAR 1973 51

                                30 APR 1973 52.65

                                31 MAY 1973 52.9

                                30 JUN 1973 46.55

                                 31 JUL 1973 8.55

                                31 AUG 1973 36.55

                                30 SEP 1973 41.9

                                31 OCT 1973 51.5

                                30 NOV 1973 58.9

                                31 DEC 1973 55.25

                                31 JAN 1974 59.95

                                28 FEB 1974 76.3

                                31 MAR 1974 69.2

                                30 APR 1974 66.5

                                31 MAY 1974 69.8

                                30 JUN 1974 72.75

                                31 JUL 1974 71.7

                                31 AUG 1974 69.95

                                30 SEP 1974 67.65

                                31 OCT 1974 61.05

                                30 NOV 1974 50.55

                                31 DEC 1974 44.45

                                31 JAN 1975 28.65

                                28 FEB 1975 20.3

                                31 MAR 1975 -2.2

                                30 APR 1975 -7.45

                                 31 MAY 1975 2.55

                                 30 JUN 1975 2.35

                                 31 JUL 1975 3.75

                                 31 AUG 1975 3.05

                                30 SEP 1975 22.5

                                31 OCT 1975 31.2

                                30 NOV 1975 37.4

                                31 DEC 1975 36.4

                                31 JAN 1976 36.6

                                29 FEB 1976 26.05

                                31 MAR 1976 26.05

                                30 APR 1976 27.65

                                31 MAY 1976 30.7

                                30 JUN 1976 31.1

                                31 JUL 1976 37.55

                                31 AUG 1976 36.45

                                30 SEP 1976 33.7

                                31 OCT 1976 29.2

                                30 NOV 1976 22.5

                                31 DEC 1976 28

                                31 JAN 1977 25.55

                                28 FEB 1977 28.4

                                31 MAR 1977 37

                                30 APR 1977 43.4

                                31 MAY 1977 39.8

                                30 JUN 1977 40.25

                                31 JUL 1977 29.95

                                31 AUG 1977 37.85

                                30 SEP 1977 26.25

                                31 OCT 1977 18.1

                                30 NOV 1977 23.1

                                31 DEC 1977 24

                                31 JAN 1978 31.4

                                28 FEB 1978 36.9

                                31 MAR 1978 36.85

                                30 APR 1978 34.6

                                31 MAY 1978 39.05

                                30 JUN 1978 31.45

                                31 JUL 1978 41.25

                                31 AUG 1978 42.25

                                30 SEP 1978 44.9

                                31 OCT 1978 41.55

                                30 NOV 1978 50.5

                                31 DEC 1978 57.05

                                31 JAN 1979 50.3

                                28 FEB 1979 50.45

                                31 MAR 1979 49.75

                                30 APR 1979 52.4

                                31 MAY 1979 48.75

                                30 JUN 1979 61.95

                                31 JUL 1979 56.4

                                31 AUG 1979 55.9

                                30 SEP 1979 51.4

                                31 OCT 1979 62.1

                                30 NOV 1979 55.7

                                31 DEC 1979 55.25

                                31 JAN 1980 55.2

                                29 FEB 1980 62.6

                                31 MAR 1980 61.7

                                30 APR 1980 59.05

                                31 MAY 1980 50.2

                                30 JUN 1980 44.1

                                31 JUL 1980 30.9

                                31 AUG 1980 33.5

                                30 SEP 1980 38

                                31 OCT 1980 55.55

                                30 NOV 1980 50.5

                                31 DEC 1980 42.7

                                31 JAN 1981 48.45

                                28 FEB 1981 43.75

                                31 MAR 1981 31.3

                                30 APR 1981 29.9

                                31 MAY 1981 54.2

                                30 JUN 1981 45

                                31 JUL 1981 43.85

                                31 AUG 1981 37.75

                                30 SEP 1981 41.05

                                31 OCT 1981 30.3

                                30 NOV 1981 26.6

                                31 DEC 1981 21.2

                                31 JAN 1982 15.3

                                28 FEB 1982 15.25

                                31 MAR 1982 17.3

                                 30 APR 1982 5.6

                                 31 MAY 1982 0.1

                                 30 JUN 1982 3.6

                                31 JUL 1982 -1.15

                                 31 AUG 1982 3.3

                                 30 SEP 1982 2.4

                                 31 OCT 1982 0.9

                                 30 NOV 1982 1.8

                                 31 DEC 1982 0.2

                                31 JAN 1983 -2.5

                                28 FEB 1983 -0.65

                                 31 MAR 1983 2.15

                                 30 APR 1983 5.1

                                31 MAY 1983 13.8

                                30 JUN 1983 16.5

                                31 JUL 1983 19

                                31 AUG 1983 26.25

                                30 SEP 1983 19.8

                                31 OCT 1983 27.2

                                30 NOV 1983 28.3

                                31 DEC 1983 26.1

                                31 JAN 1984 27.6

                                29 FEB 1984 22.2

                                31 MAR 1984 28.95

                                30 APR 1984 35.55

                                31 MAY 1984 27.3

                                30 JUN 1984 24.05

                                31 JUL 1984 30.6

                                31 AUG 1984 20.05

                                30 SEP 1984 17.85

                                31 OCT 1984 14.2

                                30 NOV 1984 14.35

                                31 DEC 1984 13.95

                                31 JAN 1985 16.4

                                28 FEB 1985 11.95

                                31 MAR 1985 12.35

                                 30 APR 1985 9.95

                                31 MAY 1985 15.55

                                 30 JUN 1985 9.4

                                 31 JUL 1985 8.4

                                 31 AUG 1985 9.25

                                 30 SEP 1985 8.9

                                 31 OCT 1985 1.05

                                 30 NOV 1985 1.85

                                 31 DEC 1985 3.95

                                 31 JAN 1986 2.25

                                 28 FEB 1986 3.4

                                31 MAR 1986 12.1

                                30 APR 1986 -2.5

                                 31 MAY 1986 0.1

                                30 JUN 1986 -4.5

                                 31 JUL 1986 2.7

                                31 AUG 1986 -5.15

                                 30 SEP 1986 2.75

                                31 OCT 1986 13.25

                                30 NOV 1986 12.6

                                 31 DEC 1986 9.8

                                 31 JAN 1987 4.15

                                28 FEB 1987 10.55

                                31 MAR 1987 11.3

                                30 APR 1987 17.15

                                31 MAY 1987 15.6

                                30 JUN 1987 22.25

                                31 JUL 1987 19.9

                                31 AUG 1987 22.8

                                30 SEP 1987 33.55

                                31 OCT 1987 34.25

                                30 NOV 1987 27.4

                                31 DEC 1987 34.15

                                31 JAN 1988 44.5

                                29 FEB 1988 36.95

                                31 MAR 1988 34.4

                                30 APR 1988 41.65

                                31 MAY 1988 34.15

                                30 JUN 1988 44.7

                                31 JUL 1988 40.85

                                31 AUG 1988 45.65

                                30 SEP 1988 42.5

                                31 OCT 1988 36.1

                                30 NOV 1988 41.8

                                31 DEC 1988 43.8

                                31 JAN 1989 43.65

                                28 FEB 1989 45.7

                                31 MAR 1989 38.95

                                30 APR 1989 35.1

                                31 MAY 1989 34.15

                                30 JUN 1989 30.25

                                31 JUL 1989 25.15

                                31 AUG 1989 22.55

                                30 SEP 1989 11.65

                                31 OCT 1989 13.75

                                30 NOV 1989 15.5

                                 31 DEC 1989 7.25

                                31 JAN 1990 11.6

                                28 FEB 1990 12.95

                                31 MAR 1990 15.6

                                30 APR 1990 17.7

                                31 MAY 1990 16.05

                                 30 JUN 1990 2.45

                                 31 JUL 1990 9.55

                                 31 AUG 1990 9.2

                                30 SEP 1990 21.6

                                31 OCT 1990 23.5

                                30 NOV 1990 22.75

                                31 DEC 1990 17.55

                                 31 JAN 1991 3.85

                                 28 FEB 1991 0.15

                                31 MAR 1991 -1.9

                                30 APR 1991 -2.65

                                31 MAY 1991 -9.1

                                30 JUN 1991 -3.6

                                31 JUL 1991 -1.15

                                 31 AUG 1991 0.45

                                 30 SEP 1991 2.65

                                 31 OCT 1991 5.55

                                 30 NOV 1991 0

                                 31 DEC 1991 4.15

                               31 JAN 1992 -10.1

                                29 FEB 1992 -5.5

                                 31 MAR 1992 4.05

                                 30 APR 1992 3.2

                                 31 MAY 1992 8.45

                                 30 JUN 1992 7.65

                                 31 JUL 1992 3.9

                                 31 AUG 1992 7.35

                                 30 SEP 1992 2.5

                                31 OCT 1992 -1.55

                                30 NOV 1992 -4.1

                                31 DEC 1992 -0.1

                                 31 JAN 1993 5.3

                                28 FEB 1993 10.4

                                 31 MAR 1993 7.9

                                30 APR 1993 10.4

                                 31 MAY 1993 9.6

                                 30 JUN 1993 6.6

                                 31 JUL 1993 8.6

                                 31 AUG 1993 0.55

                                 30 SEP 1993 3.1

                                31 OCT 1993 -1.9

                                 30 NOV 1993 5.35

                                 31 DEC 1993 6.75

                                31 JAN 1994 18.5

                                28 FEB 1994 21.3

                                31 MAR 1994 12.65

                                30 APR 1994 21.35

                                31 MAY 1994 20.05

                                30 JUN 1994 21.6

                                31 JUL 1994 26.3

                                31 AUG 1994 34.4

                                30 SEP 1994 30.55

                                31 OCT 1994 38.25

                                30 NOV 1994 38.9

                                31 DEC 1994 29.95

                                31 JAN 1995 38.85

                                28 FEB 1995 31.4

                                31 MAR 1995 28.7

                                30 APR 1995 19.5

                                31 MAY 1995 18.55

                                30 JUN 1995 12.5

                                 31 JUL 1995 8.9

                                 31 AUG 1995 5.75

                                 30 SEP 1995 8.6

                                31 OCT 1995 12.9

                                 30 NOV 1995 2.2

                                31 DEC 1995 -1.85

                                 31 JAN 1996 2.3

                                29 FEB 1996 -8.8

                                31 MAR 1996 -4.7

                                 30 APR 1996 3

                                 31 MAY 1996 4.1

                                 30 JUN 1996 6.75

                                 31 JUL 1996 5.1

                                 31 AUG 1996 1.85

                                30 SEP 1996 10.05

                                31 OCT 1996 11

                                 30 NOV 1996 5.95

                                 31 DEC 1996 6.8

                                 31 JAN 1997 4.8

                                 28 FEB 1997 7.7

                                 31 MAR 1997 4.2

                                 30 APR 1997 7.35

                                 31 MAY 1997 6.85

                                 30 JUN 1997 7.95

                                31 JUL 1997 10.5

                                 31 AUG 1997 8.75

                                 30 SEP 1997 6

                                 31 OCT 1997 8.45

                                30 NOV 1997 11.35

                                31 DEC 1997 10.95

                                 31 JAN 1998 9.25

                                 28 FEB 1998 5.5

                                 31 MAR 1998 4.35

                                 30 APR 1998 2

                                 31 MAY 1998 0.95

                                 30 JUN 1998 1.7

                                31 JUL 1998 -5.55

                                31 AUG 1998 -7.9

                                30 SEP 1998 -7.7

                               31 OCT 1998 -12.1

                               30 NOV 1998 -12.3

                               31 DEC 1998 -10.5

                               31 JAN 1999 -11.8

                                28 FEB 1999 -6.85

                                31 MAR 1999 -3.15

                                30 APR 1999 -2.55

                                31 MAY 1999 -1.55

                                 30 JUN 1999 1.65

                                 31 JUL 1999 5.45

                                 31 AUG 1999 7.65

                                 30 SEP 1999 7.2

                                31 OCT 1999 13.95

                                30 NOV 1999 17.2

                                31 DEC 1999 13.85

                                31 JAN 2000 15.4

                                29 FEB 2000 23.75

                                31 MAR 2000 20.6

                                30 APR 2000 24.45

                                31 MAY 2000 18.95

                                30 JUN 2000 19.7

                                31 JUL 2000 16.4

                                31 AUG 2000 15.1

                                30 SEP 2000 12.25

                                31 OCT 2000 11.4

                                 30 NOV 2000 9.4

                                 31 DEC 2000 6.3

                                 31 JAN 2001 3.7

                                 28 FEB 2001 5.1

                                 31 MAR 2001 5.8

                                30 APR 2001 -0.7

                                31 MAY 2001 -0.35

                                 30 JUN 2001 6.9

                                31 JUL 2001 -8.45

                               31 AUG 2001 -10.55

                               30 SEP 2001 -12.7

     We would like to welcome new investors to the Fund and thank those who have been with us for some time. We appreciate your confidence.

Sincerely,

/s/ R. Alan Medaugh
    ---------------
    R. Alan Medaugh
    President

 OUTLOOK FOR NORTH AMERICA--SEPTEMBER 30, 2001

OVERVIEW
     The US economy was experiencing negative GDP growth before the September 11th attacks. Since then, the economy has weakened further and is now in the midst of a recession. The amount of fiscal and monetary stimulators being applied to the economy is likely to get the economy going early next year. Because of our low capacity utilization rate, inflation is likely to fall, not rise as the economy recovers next year.

THE ECONOMY
     ISI's picture of the economy is for growth to be weakest now but stronger later. The current weakness is best summarized by the spate in layoff announcements that are likely to cause consumers to slow spending in the critical holiday season. Over the past year, layoff announcements have run at roughly 34,000 per week, almost double historic peak rates. Last week, layoff announcements were up to roughly 59,000. This dramatic acceleration is going to put downward pressure on job security, consumer confidence, and wage inflation. Please see the chart below:


                                [GRAPHIC OMITTED]
     EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:

US EMPLOYEE LAYOFF ANNOUNCEMENTS
(52 WEEK AVERAGE, THROUGH OCTOBER 8, 2001)

                               3 JAN 1994 15,725.2

                              10 JAN 1994 15,843.7

                              17 JAN 1994 16,581.5

                              24 JAN 1994 16,480.4

                              31 JAN 1994 15,953.9

                               7 FEB 1994 15,981.8

                              14 FEB 1994 16,284.7

                              21 FEB 1994 15,816.2

                              28 FEB 1994 15,469.1

                               7 MAR 1994 15,485.5

                              14 MAR 1994 15,582.1

                              21 MAR 1994 15,599.1

                              28 MAR 1994 15,722.8

                               4 APR 1994 15,788.1

                              11 APR 1994 15,797.6

                              18 APR 1994 16,110.7

                              25 APR 1994 16,024.5

                               2 MAY 1994 16,255.4

                               9 MAY 1994 16,847.7

                              16 MAY 1994 16,760.2

                              23 MAY 1994 17,016.3

                              30 MAY 1994 16,907.1

                               6 JUN 1994 16,835.3

                              13 JUN 1994 16,883.3

                              20 JUN 1994 16,733.5

                              27 JUN 1994 16,230.9

                               4 JUL 1994 15,663.4

                              11 JUL 1994 15,793.3

                              18 JUL 1994 15,672.5

                              25 JUL 1994 15,706.8

                               1 AUG 1994 14,605.1

                               8 AUG 1994 14,763.8

                              15 AUG 1994 14,840.8

                              22 AUG 1994 14,453.1

                              29 AUG 1994 14,240.3

                               5 SEP 1994 14,166.2

                              12 SEP 1994 14,338.1

                              19 SEP 1994 13,778.6

                              26 SEP 1994 13,209.4

                               3 OCT 1994 12,644.4

                              10 OCT 1994 12,915.9

                              17 OCT 1994 12,642.4

                              24 OCT 1994 12,501.6

                              31 OCT 1994 12,715

                               7 NOV 1994 12,573.2

                              14 NOV 1994 11,903.8

                              21 NOV 1994 11,845.3

                              28 NOV 1994 11,507.5

                               5 DEC 1994 11,784.8

                              12 DEC 1994 11,314.9

                              19 DEC 1994 11,424.6

                              26 DEC 1994 11,434.9

                               2 JAN 1995 11,392.6

                               9 JAN 1995 11,078.7

                              16 JAN 1995 10,547.3

                              23 JAN 1995 10,687.7

                               30 JAN 1995 94,22.83

                                6 FEB 1995 95,76.21

                               13 FEB 1995 92,83.48

                               20 FEB 1995 92,74.15

                               27 FEB 1995 94,16.94

                                6 MAR 1995 99,98.75

                              13 MAR 1995 10,040.4

                              20 MAR 1995 10,022.9

                               27 MAR 1995 9,982.08

                               3 APR 1995 10,093

                              10 APR 1995 10,030.9

                               17 APR 1995 9,573.06

                               24 APR 1995 9,722.44

                                1 MAY 1995 9,449.67

                                8 MAY 1995 9,120.79

                               15 MAY 1995 9,223.19

                               22 MAY 1995 9,165.92

                               29 MAY 1995 9,857.27

                               5 JUN 1995 10,011.1

                               12 JUN 1995 9,987.23

                               19 JUN 1995 9,995.35

                              26 JUN 1995 11,004.8

                               3 JUL 1995 11,026.2

                              10 JUL 1995 10,892.3

                              17 JUL 1995 11,089.2

                              24 JUL 1995 10,945

                              31 JUL 1995 11,082.3

                               7 AUG 1995 11,001.2

                              14 AUG 1995 10,920.9

                              21 AUG 1995 10,795.9

                              28 AUG 1995 10,849

                               4 SEP 1995 10,948.7

                              11 SEP 1995 12,623.5

                              18 SEP 1995 12,860

                              25 SEP 1995 12,436.7

                               2 OCT 1995 12,796.6

                               9 OCT 1995 12,449.9

                              16 OCT 1995 12,512.8

                              23 OCT 1995 12,425.6

                              30 OCT 1995 11,867.2

                               6 NOV 1995 11,961.5

                              13 NOV 1995 11,942

                              20 NOV 1995 12,280.7

                              27 NOV 1995 12,358.8

                               4 DEC 1995 12,147.1

                              11 DEC 1995 11,989.2

                              18 DEC 1995 12,409.8

                              25 DEC 1995 12,593.8

                               1 JAN 1996 12,711

                               8 JAN 1996 13,401.8

                              15 JAN 1996 13,292.1

                              22 JAN 1996 13,108.7

                              29 JAN 1996 13,135.1

                               5 FEB 1996 13,004.9

                              12 FEB 1996 13,092.9

                              19 FEB 1996 13,239.4

                              26 FEB 1996 13,133.2

                               4 MAR 1996 12,490.9

                              11 MAR 1996 12,472.3

                              18 MAR 1996 12,425.4

                              25 MAR 1996 12,230

                               1 APR 1996 12,375

                               8 APR 1996 12,502

                              15 APR 1996 12,500

                              22 APR 1996 12,631.7

                              29 APR 1996 12,699.6

                               6 MAY 1996 12,455.4

                              13 MAY 1996 12,422.9

                              20 MAY 1996 12,315.4

                              27 MAY 1996 11,662.4

                               3 JUN 1996 11,597.2

                              10 JUN 1996 11,469.8

                              17 JUN 1996 11,399

                              24 JUN 1996 10,352.2

                               1 JUL 1996 10,393.4

                               8 JUL 1996 10,556.5

                              15 JUL 1996 10,357.8

                              22 JUL 1996 10,342.2

                              29 JUL 1996 10,181.7

                               5 AUG 1996 10,441.5

                              12 AUG 1996 10,371.8

                              19 AUG 1996 10,363.5

                              26 AUG 1996 10,240.4

                                2 SEP 1996 9,997.92

                                9 SEP 1996 8,107.92

                               16 SEP 1996 7,927.39

                                23 SEP 1996 7950.85

                               30 SEP 1996 7,652.11

                                7 OCT 1996 7,603.17

                               14 OCT 1996 7,472.39

                               21 OCT 1996 7,800.27

                               28 OCT 1996 7,811.25

                                4 NOV 1996 7,982.56

                               11 NOV 1996 7,928.56

                               18 NOV 1996 7,780.52

                               25 NOV 1996 8,400.42

                                2 DEC 1996 8,182.71

                                9 DEC 1996 8,175.75

                               16 DEC 1996 7,874.35

                               23 DEC 1996 7,770.4

                               30 DEC 1996 7,656.36

                                6 JAN 1997 6,956.98

                               13 JAN 1997 7,055.89

                               20 JAN 1997 7,081.94

                               27 JAN 1997 6,962.36

                                3 FEB 1997 7,021.69

                               10 FEB 1997 7,020.15

                               17 FEB 1997 6,910.46

                               24 FEB 1997 7,072.83

                                3 MAR 1997 7,063.79

                               10 MAR 1997 6,907.35

                               17 MAR 1997 6,853.5

                               24 MAR 1997 7,244.92

                               31 MAR 1997 7,029.21

                                7 APR 1997 6,914.27

                               14 APR 1997 6,919.75

                               21 APR 1997 6,614.27

                               28 APR 1997 6,784.21

                                5 MAY 1997 7,701.81

                               12 MAY 1997 8,785.31

                               19 MAY 1997 8,684.58

                               26 MAY 1997 8,642.17

                                2 JUN 1997 8,653.25

                                9 JUN 1997 8,637.39

                               16 JUN 1997 8,712.77

                               23 JUN 1997 8,637.48

                               30 JUN 1997 8,529.4

                                7 JUL 1997 8,407.52

                               14 JUL 1997 8,595.14

                               21 JUL 1997 8,925.33

                               28 JUL 1997 8,911.42

                                4 AUG 1997 8,623.94

                               11 AUG 1997 8,730.39

                               18 AUG 1997 8,805.19

                               25 AUG 1997 8,805.48

                                1 SEP 1997 8,779.33

                                8 SEP 1997 8,780.29

                               15 SEP 1997 8,702.92

                               22 SEP 1997 8,764.08

                               29 SEP 1997 9,038.04

                                6 OCT 1997 9,019

                               13 OCT 1997 9,130.36

                               20 OCT 1997 8,825.17

                               27 OCT 1997 9,275.83

                                3 NOV 1997 9,229.35

                               10 NOV 1997 9,354.44

                              17 NOV 1997 10,456.8

                              24 NOV 1997 10,561.1

                               1 DEC 1997 10,518.9

                               8 DEC 1997 10,425.6

                              15 DEC 1997 10,581.5

                              22 DEC 1997 10,939.1

                              29 DEC 1997 10,937.2

                               5 JAN 1998 10,964.7

                              12 JAN 1998 10,766.8

                              19 JAN 1998 10,829.7

                              26 JAN 1998 11,193.1

                               2 FEB 1998 11,332

                               9 FEB 1998 11,456.4

                              16 FEB 1998 11,554.8

                              23 FEB 1998 11,536.2

                               2 MAR 1998 11,777.5

                               9 MAR 1998 11,764.1

                              16 MAR 1998 11,768

                              23 MAR 1998 11,630

                              30 MAR 1998 11,797.9

                               6 APR 1998 11,807

                              13 APR 1998 11,822.4

                              20 APR 1998 11,953.8

                              27 APR 1998 11,898.5

                               4 MAY 1998 10,957.9

                              11 MAY 1998 10,100.5

                              18 MAY 1998 10,354.2

                              25 MAY 1998 10,453.9

                               1 JUN 1998 10,419.3

                               8 JUN 1998 10,513.4

                              15 JUN 1998 10,541.5

                              22 JUN 1998 10,968.3

                              29 JUN 1998 11,149.3

                               6 JUL 1998 11,215.7

                              13 JUL 1998 11,063.1

                              20 JUL 1998 10,800.8

                              27 JUL 1998 10,976.5

                               3 AUG 1998 10,984.7

                              10 AUG 1998 10,940

                              17 AUG 1998 11,277.1

                              24 AUG 1998 11,385

                              31 AUG 1998 11,635.4

                               7 SEP 1998 12,194

                              14 SEP 1998 12,242.5

                              21 SEP 1998 12,663.2

                              28 SEP 1998 12,457.1

                               5 OCT 1998 12,980

                              12 OCT 1998 12,785

                              19 OCT 1998 13,265.3

                              26 OCT 1998 13,210.8

                               2 NOV 1998 13,115.2

                               9 NOV 1998 13,199.6

                              16 NOV 1998 12,152.4

                              23 NOV 1998 11,424.7

                              30 NOV 1998 11,515.2

                               7 DEC 1998 12,486.3

                              14 DEC 1998 12,592.7

                              21 DEC 1998 12,499.4

                              28 DEC 1998 12,640.5

                               4 JAN 1999 12,608.9

                              11 JAN 1999 12,687.3

                              18 JAN 1999 12,853.4

                              25 JAN 1999 12,777.9

                               1 FEB 1999 12,626.2

                               8 FEB 1999 12,796.6

                              15 FEB 1999 12,665

                              22 FEB 1999 12,744.2

                               1 MAR 1999 12,627.8

                               8 MAR 1999 12,598.2

                              15 MAR 1999 12,865.4

                              22 MAR 1999 12,866.3

                              29 MAR 1999 12,572.3

                               5 APR 1999 12,891.1

                              12 APR 1999 13,112.9

                              19 APR 1999 13,147.5

                              26 APR 1999 12,998.4

                               3 MAY 1999 13,275.1

                              10 MAY 1999 13,046.8

                              17 MAY 1999 13,030.8

                              24 MAY 1999 13,153.8

                              31 MAY 1999 13,106.5

                               7 JUN 1999 13,402.3

                              14 JUN 1999 13,945.1

                              21 JUN 1999 13,524.9

                              28 JUN 1999 13,493.1

                               5 JUL 1999 13,487.7

                              12 JUL 1999 13,473.3

                              19 JUL 1999 13,467.2

                              26 JUL 1999 13,307.6

                               2 AUG 1999 13,860.3

                               9 AUG 1999 13,911.1

                              16 AUG 1999 13,768.8

                              23 AUG 1999 13,753.2

                              30 AUG 1999 13,570.3

                               6 SEP 1999 13,045.3

                              13 SEP 1999 13,087.1

                              20 SEP 1999 12,709.3

                              27 SEP 1999 12,820.4

                               4 OCT 1999 12,504.8

                              11 OCT 1999 12,522.2

                              18 OCT 1999 11,973.9

                              25 OCT 1999 11,612.1

                               1 NOV 1999 11,630.5

                               8 NOV 1999 11,537

                              15 NOV 1999 11,295.7

                              22 NOV 1999 11,233.6

                              29 NOV 1999 11,215.6

                               6 DEC 1999 10,478.9

                               13 DEC 1999 9,991.29

                              20 DEC 1999 10,190.1

                              27 DEC 1999 10,047.8

                                3 JAN 2000 9,939.42

                               10 JAN 2000 9,874.02

                               17 JAN 2000 9,643.08

                               24 JAN 2000 9,317.73

                               31 JAN 2000 9,531.14

                                7 FEB 2000 9,346.31

                               14 FEB 2000 9,461.98

                               21 FEB 2000 9,220.29

                               28 FEB 2000 9,169.81

                                6 MAR 2000 9,168.48

                               13 MAR 2000 9,082.81

                               20 MAR 2000 8,963.58

                               27 MAR 2000 9,266.17

                                3 APR 2000 8,981.81

                               10 APR 2000 8,761.52

                               17 APR 2000 8,654.79

                               24 APR 2000 8,839.02

                                1 MAY 2000 8,588.54

                                8 MAY 2000 8,676.04

                               15 MAY 2000 8,413.35

                               22 MAY 2000 8,197.33

                               29 MAY 2000 8,275.39

                                5 JUN 2000 7,907.21

                               12 JUN 2000 7,267.33

                               19 JUN 2000 7,395.92

                               26 JUN 2000 7,206.39

                                3 JUL 2000 7,185.44

                               10 JUL 2000 7,202.39

                               17 JUL 2000 7,259.69

                               24 JUL 2000 7,275.08

                               31 JUL 2000 7,050.27

                                7 AUG 2000 7,063.29

                               14 AUG 2000 6,897.73

                               21 AUG 2000 7,117.04

                               28 AUG 2000 7,131.85

                                4 SEP 2000 7,414.48

                               11 SEP 2000 7,523.5

                               18 SEP 2000 7,489.85

                               25 SEP 2000 7,365.27

                                2 OCT 2000 7,259.92

                                9 OCT 2000 7,297.48

                               16 OCT 2000 7,378.29

                               23 OCT 2000 7,637.92

                               30 OCT 2000 7,630.02

                                6 NOV 2000 7,756.96

                               13 NOV 2000 7,967.02

                               20 NOV 2000 7,949.94

                               27 NOV 2000 8,137.27

                                4 DEC 2000 8,127.04

                               11 DEC 2000 8,449.02

                               18 DEC 2000 8,516.25

                               25 DEC 2000 8,804.1

                                1 JAN 2001 9,422.69

                               8 JAN 2001 10,056.5

                              15 JAN 2001 10,340.1

                              22 JAN 2001 11,662

                              29 JAN 2001 13,701.1

                               5 FEB 2001 14,211.4

                              12 FEB 2001 14,766.2

                              19 FEB 2001 15,387

                              26 FEB 2001 15,699.2

                               5 MAR 2001 16,080.5

                              12 MAR 2001 16,445.3

                              19 MAR 2001 16,768.7

                              26 MAR 2001 17,095.1

                               2 APR 2001 18,627

                               9 APR 2001 19,322.2

                              16 APR 2001 19,804.5

                              23 APR 2001 20,477.1

                              30 APR 2001 21,587.4

                               7 MAY 2001 21,933.5

                              14 MAY 2001 22,404.7

                              21 MAY 2001 22,872.9

                              28 MAY 2001 22,863.3

                               4 JUN 2001 23,282.5

                              11 JUN 2001 23,801.8

                              18 JUN 2001 24,456.8

                              25 JUN 2001 25,241.4

                               2 JUL 2001 25,923.3

                               9 JUL 2001 26,100

                              16 JUL 2001 26,257.4

                              23 JUL 2001 26,632.5

                              30 JUL 2001 27,212.4

                               6 AUG 2001 27,451.8

                              13 AUG 2001 27,557.8

                              20 AUG 2001 28,016.7

                              27 AUG 2001 28,859.4

                               3 SEP 2001 29,060.7

                              10 SEP 2001 29,097.9

                              17 SEP 2001 29,390.2

                              24 SEP 2001 31,393

                               1 OCT 2001 32,470.4

                               8 OCT 2001 33,510.8

     Our forecast is for growth to come back early next year because of the aggressive application of interest rate cuts, government spending, tax cuts and monetary stimulation. The extent and spread of this stimulation is significant by any measure:

     o Federal Funds down 100 basis points over the last three weeks.

     o An additional government stimulation package proposed last week for + $75 billion.

     o Tax cuts already in place with lower withholding rates starting January 1st.

     o Broad Money (M3) is up $193.5 billion over the past two weeks.

INFLATION
     Even before the attacks, inflation had started to plunge. The consumption price deflator over six months through August had increased at only a 0.6% annual rate, a record low! Now, after the attacks, there have been waves of price cuts, (eg, hotels, airfares, and autos). In addition, the Goldman Sachs Commodity Index has declined at a record pace over the past 15 trading days, and microchip prices have declined another 7.3% over the past 2 weeks. Even wages are being cut in a few instances. Perhaps stimulative policies and/or dollar weakness will lift inflation in 2003, but for 2002, inflation is likely to be much lower than expected and deflation is a possibility. Please see the chart on the following page.

                                [GRAPHIC OMITTED]
     EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:

US CONSUMPTION PRICE DEFLATOR
(AS OF AUGUST 31, 2001)

31 JAN 1968        3.803
29 FEB 1968        4.014
31 MAR 1968        4.03
30 APR 1968        4.064
31 MAY 1968        4.118
30 JUN 1968        4.427
31 JUL 1968        4.05
31 AUG 1968        4.011
30 SEP 1968        4.103
31 OCT 1968        4.411
30 NOV 1968        4.349
31 DEC 1968        4.176
31 JAN 1969        4.324
28 FEB 1969        4.061
31 MAR 1969        4.302
30 APR 1969        4.306
31 MAY 1969        4.482
30 JUN 1969        5.034
31 JUL 1969        5.196
31 AUG 1969        5.215
30 SEP 1969        5.175
31 OCT 1969        4.973
30 NOV 1969        4.999
31 DEC 1969        4.933
31 JAN 1970        4.716
28 FEB 1970        5.014
31 MAR 1970        4.599
30 APR 1970        4.926
31 MAY 1970        4.672
30 JUN 1970        4.264
31 JUL 1970        4.306
31 AUG 1970        4.01
30 SEP 1970        4.451
31 OCT 1970        4.451
30 NOV 1970        4.65
31 DEC 1970        5.081
31 JAN 1971        4.704
28 FEB 1971        4.729
31 MAR 1971        4.466
30 APR 1971        4.235
31 MAY 1971        4.219
30 JUN 1971        4.206
31 JUL 1971        4.452
31 AUG 1971        4.472
30 SEP 1971        4.05
31 OCT 1971        3.603
30 NOV 1971        3.17
31 DEC 1971        3.068
31 JAN 1972        3.276
29 FEB 1972        3.501
31 MAR 1972        3.543
30 APR 1972        3.544
31 MAY 1972        3.597
30 JUN 1972        3.084
31 JUL 1972        2.948
31 AUG 1972        2.744
30 SEP 1972        3.346
31 OCT 1972        3.23
30 NOV 1972        3.39
31 DEC 1972        3.766
31 JAN 1973        3.703
28 FEB 1973        4.14
31 MAR 1973        4.737
30 APR 1973        6.078
31 MAY 1973        6.452
30 JUN 1973        6.967
31 JUL 1973        7.039
31 AUG 1973        8.43
30 SEP 1973        7.695
31 OCT 1973        7.286
30 NOV 1973        8.009
31 DEC 1973        8.536
31 JAN 1974        9.808
28 FEB 1974        9.833
31 MAR 1974       11.505
30 APR 1974       11.758
31 MAY 1974       12.063
30 JUN 1974       12.088
31 JUL 1974       11.56
31 AUG 1974       11.282
30 SEP 1974       10.924
31 OCT 1974       10.996
30 NOV 1974       10.519
31 DEC 1974       10.388
31 JAN 1975       10.218
28 FEB 1975        9.072
31 MAR 1975        7.583
30 APR 1975        6.835
31 MAY 1975        6.055
30 JUN 1975        5.711
31 JUL 1975        6.2
31 AUG 1975        5.965
30 SEP 1975        6.369
31 OCT 1975        6.798
30 NOV 1975        7.318
31 DEC 1975        7.212
31 JAN 1976        6.113
29 FEB 1976        5.566
31 MAR 1976        4.827
30 APR 1976        4.153
31 MAY 1976        3.922
30 JUN 1976        3.694
31 JUL 1976        4.077
31 AUG 1976        4.975
30 SEP 1976        5.887
31 OCT 1976        6.564
30 NOV 1976        6.5
31 DEC 1976        6.753
31 JAN 1977        6.735
28 FEB 1977        7.157
31 MAR 1977        7
30 APR 1977        7.12
31 MAY 1977        7.321
30 JUN 1977        7.335
31 JUL 1977        7.387
31 AUG 1977        6.643
30 SEP 1977        6.372
31 OCT 1977        6.056
30 NOV 1977        6.127
31 DEC 1977        5.941
31 JAN 1978        6.115
28 FEB 1978        6.209
31 MAR 1978        6.787
30 APR 1978        7.477
31 MAY 1978        7.856
30 JUN 1978        8.286
31 JUL 1978        8.151
31 AUG 1978        8.216
30 SEP 1978        8.08
31 OCT 1978        8.007
30 NOV 1978        7.473
31 DEC 1978        7.11
31 JAN 1979        7.724
28 FEB 1979        8.083
31 MAR 1979        8.438
30 APR 1979        8.596
31 MAY 1979        9.417
30 JUN 1979       10.04
31 JUL 1979        9.881
31 AUG 1979       10.12
30 SEP 1979       10.429
31 OCT 1979       10.45
30 NOV 1979       10.046
31 DEC 1979       10.209
31 JAN 1980       10.997
29 FEB 1980       11.604
31 MAR 1980       12.262
30 APR 1980       11.716
31 MAY 1980       11.945
30 JUN 1980       11.386
31 JUL 1980       10.601
31 AUG 1980       10.083
30 SEP 1980        9.397
31 OCT 1980        9.658
30 NOV 1980        9.472
31 DEC 1980        9.357
31 JAN 1981        9.68
28 FEB 1981       10.124
31 MAR 1981        9.797
30 APR 1981        9.134
31 MAY 1981        8.559
30 JUN 1981        8.258
31 JUL 1981        7.684
31 AUG 1981        6.93
30 SEP 1981        6.937
31 OCT 1981        6.987
30 NOV 1981        7.147
31 DEC 1981        6.813
31 JAN 1982        6.637
28 FEB 1982        5.926
31 MAR 1982        4.864
30 APR 1982        4.15
31 MAY 1982        4.262
30 JUN 1982        5.199
31 JUL 1982        5.228
31 AUG 1982        5.031
30 SEP 1982        5.152
31 OCT 1982        6.158
30 NOV 1982        5.499
31 DEC 1982        4.29
31 JAN 1983        3.975
28 FEB 1983        3.731
31 MAR 1983        3.593
30 APR 1983        3.673
31 MAY 1983        3.888
30 JUN 1983        4.258
31 JUL 1983        4.093
31 AUG 1983        4.484
30 SEP 1983        4.752
31 OCT 1983        4.081
30 NOV 1983        3.884
31 DEC 1983        3.492
31 JAN 1984        3.629
29 FEB 1984        3.925
31 MAR 1984        3.752
30 APR 1984        3.943
31 MAY 1984        3.648
30 JUN 1984        3.765
31 JUL 1984        3.491
31 AUG 1984        3.174
30 SEP 1984        3.073
31 OCT 1984        2.914
30 NOV 1984        2.944
31 DEC 1984        2.974
31 JAN 1985        3.121
28 FEB 1985        3.443
31 MAR 1985        3.887
30 APR 1985        3.703
31 MAY 1985        3.939
30 JUN 1985        4.146
31 JUL 1985        3.717
31 AUG 1985        3.209
30 SEP 1985        2.887
31 OCT 1985        3.156
30 NOV 1985        3.378
31 DEC 1985        3.384
31 JAN 1986        3.712
28 FEB 1986        3.182
31 MAR 1986        2.206
30 APR 1986        1.266
31 MAY 1986        1.018
30 JUN 1986        1.263
31 JUL 1986        0.849
31 AUG 1986        1.329
30 SEP 1986        2.513
31 OCT 1986        3.119
30 NOV 1986        3.123
31 DEC 1986        2.688
31 JAN 1987        3.88
28 FEB 1987        4.375
31 MAR 1987        4.262
30 APR 1987        4.658
31 MAY 1987        4.676
30 JUN 1987        5.061
31 JUL 1987        4.03
31 AUG 1987        4.013
30 SEP 1987        4.113
31 OCT 1987        4.146
30 NOV 1987        4.093
31 DEC 1987        3.603
31 JAN 1988        3.767
29 FEB 1988        3.119
31 MAR 1988        3.082
30 APR 1988        3.373
31 MAY 1988        3.492
30 JUN 1988        4.063
31 JUL 1988        4.474
31 AUG 1988        4.795
30 SEP 1988        5.077
31 OCT 1988        4.631
30 NOV 1988        4.488
31 DEC 1988        4.238
31 JAN 1989        4.302
28 FEB 1989        4.395
31 MAR 1989        4.2
30 APR 1989        4.909
31 MAY 1989        5.165
30 JUN 1989        4.949
31 JUL 1989        4.402
31 AUG 1989        3.818
30 SEP 1989        3.659
31 OCT 1989        3.272
30 NOV 1989        3.066
31 DEC 1989        3.282
31 JAN 1990        4.027
28 FEB 1990        4.85
31 MAR 1990        5.132
30 APR 1990        4.778
31 MAY 1990        4.825
30 JUN 1990        5.131
31 JUL 1990        4.463
31 AUG 1990        4.95
30 SEP 1990        5.341
31 OCT 1990        5.983
30 NOV 1990        5.768
31 DEC 1990        5.147
31 JAN 1991        5.512
28 FEB 1991        4.43
31 MAR 1991        3.249
30 APR 1991        2.49
31 MAY 1991        2.981
30 JUN 1991        2.95
31 JUL 1991        2.324
31 AUG 1991        2.534
30 SEP 1991        3.184
31 OCT 1991        3.137
30 NOV 1991        2.882
31 DEC 1991        3.236
31 JAN 1992        3.493
29 FEB 1992        3.652
31 MAR 1992        3.446
30 APR 1992        3.496
31 MAY 1992        3.193
30 JUN 1992        2.929
31 JUL 1992        3.112
31 AUG 1992        1.956
30 SEP 1992        2.471
31 OCT 1992        2.682
30 NOV 1992        2.725
31 DEC 1992        2.56
31 JAN 1993        2.308
28 FEB 1993        3.179
31 MAR 1993        2.474
30 APR 1993        2.316
31 MAY 1993        2.532
30 JUN 1993        2.26
31 JUL 1993        2.022
31 AUG 1993        1.968
30 SEP 1993        1.798
31 OCT 1993        2.019
30 NOV 1993        1.829
31 DEC 1993        1.91
31 JAN 1994        1.606
28 FEB 1994        1.786
31 MAR 1994        2.045
30 APR 1994        1.506
31 MAY 1994        1.459
30 JUN 1994        1.948
31 JUL 1994        2.819
31 AUG 1994        2.89
30 SEP 1994        2.711
31 OCT 1994        2.774
30 NOV 1994        2.752
31 DEC 1994        2.359
31 JAN 1995        2.176
28 FEB 1995        2.089
31 MAR 1995        2.152
30 APR 1995        2.4
31 MAY 1995        2.4
30 JUN 1995        2.444
31 JUL 1995        2.177
31 AUG 1995        2.134
30 SEP 1995        1.944
31 OCT 1995        1.867
30 NOV 1995        1.64
31 DEC 1995        1.765
31 JAN 1996        1.904
29 FEB 1996        1.913
31 MAR 1996        2.304
30 APR 1996        2.422
31 MAY 1996        2.671
30 JUN 1996        2.363
31 JUL 1996        2.295
31 AUG 1996        2.03
30 SEP 1996        1.91
31 OCT 1996        2.014
30 NOV 1996        2.124
31 DEC 1996        2.447
31 JAN 1997        2.46
28 FEB 1997        2.817
31 MAR 1997        2.586
30 APR 1997        2.145
31 MAY 1997        1.683
30 JUN 1997        1.546
31 JUL 1997        1.358
31 AUG 1997        1.003
30 SEP 1997        1.21
31 OCT 1997        1.295
30 NOV 1997        1.383
31 DEC 1997        1.194
31 JAN 1998        1.159
28 FEB 1998        1.062
31 MAR 1998        0.684
30 APR 1998        0.685
31 MAY 1998        0.865
30 JUN 1998        0.801
31 JUL 1998        1.035
31 AUG 1998        1.246
30 SEP 1998        1.223
31 OCT 1998        1.389
30 NOV 1998        1.283
31 DEC 1998        1.486
31 JAN 1999        1.51
28 FEB 1999        1.267
31 MAR 1999        1.302
30 APR 1999        1.805
31 MAY 1999        1.65
30 JUN 1999        1.565
31 JUL 1999        1.653
31 AUG 1999        2.025
30 SEP 1999        2.71
31 OCT 1999        2.08
30 NOV 1999        2.267
31 DEC 1999        2.641
31 JAN 2000        2.854
29 FEB 2000        3.288
31 MAR 2000        3.49
30 APR 2000        3.068
31 MAY 2000        2.931
30 JUN 2000        3.154
31 JUL 2000        2.888
31 AUG 2000        2.01
30 SEP 2000        1.873
31 OCT 2000        2.207
30 NOV 2000        2.403
31 DEC 2000        1.911
31 JAN 2001        2.537
28 FEB 2001        3.033
31 MAR 2001        2.17
30 APR 2001        2.264
31 MAY 2001        2.221
30 JUN 2001        2.321
31 JUL 2001        1.038
31 AUG 2001        0.582

     Every significant slowdown in the economy has been followed by a significant slowdown in inflation. Our regression model for the consumption price deflator projects an increase of just 0.5% over the next 12 months. However, over the past 6 months inflation is already down to a 0.6% annual rate. So, our model's projection of 0.5% may be too high!

INTEREST RATES
     ISI expects short rates using the benchmark Federal Funds Rate to drop to 2.0% or lower by year end. We expect the yield on longer term Treasuries to drop further this year. For example, the 10-year rate now at 4.6% is likely to drop to 4.3% or less by year end. As the recovery takes hold next year, it is possible for rates to move up somewhat. But continued corporate bankruptcies and credit concerns should blunt any increase in longer term Treasury yields.

CANADA AND MEXICO
     The second half of 2001 US recession will have a major impact on the North American Free Trade Agreement (NAFTA) trading partners. Canada's exports to the US are 85% of their total exports. In Mexico, exports to the US are 86% of their worldwide exports. The ripple effect on their economies and investing climate are great. Typically, when the US enters a patch of trouble, Canada and Mexico have a more difficult time than does the US. The same should be true in a US economic rebound. Canada and Mexico with a lag should experience better growth than the US. From this perspective, watching the US is the best way to gauge the prospects for Canada and Mexico.

CANADA

OVERVIEW
     Canada seems likely to mimic the US slowdown in the wake of the attacks on September 11th. Several major economic factors are similar in both countries: 1) Manufacturing has been weak; 2) Consumer spending has been strong; and 3) the Central Bank has been aggressively lowering rates, especially when compared to the ECB (European Central Bank). Near term, Canadian bonds, especially through Canadian Dollar depreciation, are likely to underperform the US. The Canadian risk factors are weaker commodity prices, rising risk premiums and a reduction in US bilateral trade.

TRADE
     The Canadian economy is very dependent on trade, especially with the US. It is estimated that for every 1% reduction in US domestic demand, there is a 1.5% decline in Canadian exports and that produces a 0.5% hit to Canadian GDP growth. Three factors are pulling trade down now. First, the US represents 85% of Canadian exports and the US is currently in a significant recession. Second, reduced global demand threatens a pullback in energy related exports, which represent 14% of total exports. And finally, with the airline industry in disarray and increased scrutiny at border crossings, the flow of goods between Canada and the US is likely to slow. These influences suggest that the trade surplus between now and the first

OUTLOOK FOR NORTH AMERICA (CONCLUDED)

quarter of 2002 will fall substantially. The surplus is currently C$50 billion and that is a substantial 4.5% of GDP.

INFLATION
     Inflation at the producer level continues to trend lower. Against a backdrop of weakening underlying demand and falling energy costs, prices were flat in August from July. On a year-ago basis, inflation was up only 0.9% in August. Low capacity utilization and below-trend output growth will likely prevent any upward push in prices on a sustained basis, though renewed weakness in the currency may cause a temporary surge. Given the downtrend in both consumer and producer inflation in recent months, the Bank of Canada has cut rates 50 basis points since the attacks and is likely to cut rates further. Good inflation performance gives Canadian bonds a solid underpinning.

MEXICO

OVERVIEW
     The recession in the US economy will likely pull down Mexico's GDP growth in the remainder of this year and into the first half of 2002. Mexico's manufacturing sector is heavily influenced by US demand. In addition, unemployment is expected to rise but wage gains should be much more moderate. Weakness in the labor market is expected to spill over into weakness in private consumption. Like the US and Canada, relatively strong consumer spending has been an important contributor to economic growth. In the face of near term global uncertainty, the Mexican peso may experience some weakening and rates may rise. On the domestic level, uncertainties about fiscal reform and the annual budget process will be present until the early part of next year.

INFLATION
     Mexican inflation has been declining since the 1995 Peso crisis. Currently, inflation is running at 6.10% year over year, contrasted to 51.72% in January 1996. Please see the following chart.


                                [GRAPHIC OMITTED]
     EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:

MEXICO CPI YEAR OVER YEAR

31 OCT 95         45.66
30 NOV 95         48.46
31 DEC 95         51.7
31 JAN 96         51.72
   FEB 96         48.95
31 MAR 96         43.75
30 APR 96         36.93
31 MAY 96         33.83
30 JUN 96         31.82
31 JUL 96         30.03
31 AUG 96         30.6
30 SEP 96         30
31 OCT 96         28.9
30 NOV 96         27.78
31 DEC 96         27.7
31 JAN 97         26.44
   FEB 97         25.63
31 MAR 97         24.46
30 APR 97         22.33
31 MAY 97         21.23
30 JUN 97         20.35
31 JUL 97         19.7
30 AUG 97         19.18
30 SEP 97         18.76
31 OCT 97         18.24
30 NOV 97         17.77
31 DEC 97         15.7
31 JAN 98         15.27
   FEB 98         15.35
30 MAR 98         15.18
30 APR 98         15.1
31 MAY 98         14.97
30 JUN 98         15.31
31 JUL 98         15.41
31 AUG 98         15.5
30 SEP 98         15.92
31 OCT 98         16.65
30 NOV 98         17.41
31 DEC 98         18.61
31 JAN 99         19.01
   FEB 99         18.54
31 MAR 99         18.26
30 APR 99         18.23
31 MAY 99         18.01
30 JUN 99         17.39
31 JUL 99         17.04
31 AUG 99         16.58
30 SEP 99         15.83
31 OCT 99         14.91
30 NOV 99         14.11
31 DEC 99         12.32
31 JAN 00         11.02
   FEB 00         10.53
31 MAR 00         10.11
30 APR 00          9.73
31 MAY 00          9.48
30 JUN 00          9.41
31 JUL 00          9.12
31 AUG 00          9.1
30 SEP 00          8.85
31 OCT 00          8.91
30 NOV 00          8.87
31 DEC 00          8.96
31 JAN 01          8.11
   FEB 01          7.09
31 MAR 01          7.17
30 APR 01          7.11
31 MAY 01          6.95
30 JUN 01          6.57
31 JUL 01          5.88
31 AUG 01          5.93

      The substantial progress on reducing inflation is a product of government policy and the influence of NAFTA. The Central Bank has fought inflation through tight monetary policy and high domestic interest rates. Continued progress on inflation is likely next year and is a strong support for fixed income investments.

THE BUDGET AND OIL
     Government revenues are very oil dependent because Pemex, the Mexico oil monopoly, is 100% owned by the government. Oil revenue is 30% of government total revenue. The oil price decline of roughly $4 per barrel over the last year, cuts government revenue by about 7%. When coupled with a weak economy, the impact on government spending is sizable and explains why there is concern about producing a non-inflationary budget before the January 1, 2002 deadline. Last year, the budget process was fairly smooth and helped assure a historic presidential transition. ISI expects that a solid budget with only a small deficit, less than 1% of GDP will be passed by mid-December. The importance of a timely budget may push back progress on general fiscal reform but we also expect progress on this front in early 2002.

 PERFORMANCE COMPARISON 1

                                [GRAPHIC OMITTED]
     EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:


         ISI North American     Lehman Intermediate     Consumer     Lehman Emerging Americas
        Government Bond Fund       Treasury Index     Price Index      Index: Mexico Section
        --------------------    -------------------   -----------    ------------------------
1/15/93           10,000             10,000              10,000             10,000
01/31/93           9,990             10,000              10,000             10,000
02/28/93          10,200             10,149              10,035             10,351
03/31/93          10,218             10,186              10,070             10,477
04/30/93          10,275             10,266              10,098             10,714
05/31/93          10,334             10,236              10,112             10,927
06/30/93          10,536             10,387              10,126             11,716
07/31/93          10,720             10,407              10,126             12,320
08/31/93          10,936             10,564              10,154             12,828
09/30/93          10,928             10,607              10,175             12,569
10/31/93          11,067             10,632              10,217             13,386
11/30/93          10,963             10,579              10,224             13,687
12/31/93          11,075             10,623              10,224             14,636
01/31/94          11,262             10,728              10,252             15,039
02/28/94          10,954             10,578              10,288             14,151
03/31/94          10,501             10,425              10,323             13,796
04/30/94          10,512             10,358              10,337             13,498
05/31/94          10,435             10,366              10,344             14,038
06/30/94          10,345             10,368              10,379             13,430
07/31/94          10,447             10,503              10,407             13,772
08/31/94          10,629             10,533              10,449             13,999
09/30/94          10,584             10,447              10,477             13,724
10/31/94          10,515             10,450              10,484             13,583
11/30/94          10,538             10,402              10,498             13,700
12/31/94           9,674             10,436              10,498             12,028
01/31/95           9,557             10,605              10,540             11,309
02/28/95           9,782             10,807              10,582             10,318
03/31/95           9,628             10,867              10,617              9,167
04/30/95           9,952             10,992              10,652             10,184
05/31/95          10,374             11,303              10,673             10,536
06/30/95          10,508             11,377              10,694             11,125
07/31/95          10,495             11,382              10,694             11,463
08/31/95          10,656             11,474              10,722             11,504
09/30/95          10,805             11,550              10,743             11,361
10/31/95          10,855             11,679              10,778             11,385
11/30/95          10,982             11,822              10,771             11,526
12/31/95          11,185             11,940              10,764             12,066
01/31/96          11,275             12,043              10,828             13,069
02/29/96          10,915             11,914              10,863             12,507
03/31/96          10,877             11,856              10,919             12,527
04/30/96          10,851             11,821              10,961             12,895
05/31/96          10,904             11,815              10,982             13,595
06/30/96          11,037             11,933              10,989             13,965
07/31/96          11,105             11,969              11,010             13,395
08/31/96          11,130             11,984              11,031             13,765
09/30/96          11,415             12,137              11,066             17,293
10/31/96          11,755             12,336              11,101             17,440
11/30/96          12,098             12,484              11,122             17,894
12/31/96          11,878             12,416              11,122             14,861
01/31/97          11,878             12,462              11,157             15,830
02/28/97          11,892             12,480              11,192             15,615
03/31/97          11,736             12,407              11,220             13,754
04/30/97          11,893             12,546              11,234             14,421
05/31/97          12,051             12,643              11,227             15,000
06/30/97          12,224             12,751              11,241             15,560
07/31/97          12,777             12,989              11,255             16,515
08/31/97          12,573             12,937              11,276             15,953
09/30/97          12,838             13,078              11,304             17,076
10/31/97          12,957             13,232              11,332             16,396
11/30/97          13,077             13,262              11,325             16,708
12/31/97          13,303             13,371              11,311             17,112
01/31/98          13,424             13,550              11,332             17,559
02/28/98          13,393             13,532              11,353             17,599
03/31/98          13,456             13,573              11,374             18,219
04/30/98          13,517             13,637              11,396             18,336
05/31/98          13,595             13,732              11,417             18,147
06/30/98          13,752             13,824              11,431             18,067
07/31/98          13,768             13,878              11,445             18,697
08/31/98          14,006             14,152              11,459             15,671
09/30/98          14,344             14,494              11,473             15,868
10/31/98          14,246             14,523              11,501             16,221
11/30/98          14,376             14,469              11,501             17,257
12/31/98          14,425             14,524              11,494             17,732
01/31/99          14,475             14,587              11,522             17,467
02/28/99          14,140             14,374              11,536             18,013
03/31/99          14,258             14,470              11,571             18,911
04/30/99          14,377             14,511              11,655             19,369
05/31/99          14,137             14,418              11,655             18,683
06/30/99          14,155             14,444              11,655             18,863
07/31/99          14,137             14,458              11,690             18,976
08/31/99          14,120             14,487              11,718             19,033
09/30/99          14,227             14,600              11,774             19,228
10/31/99          14,209             14,619              11,795             19,854
11/30/99          14,245             14,625              11,802             20,248
12/31/99          14,191             14,584              11,802             20,740
01/31/00          14,300             14,544              11,837             21,855
02/29/00          14,594             14,658              11,907             22,483
03/31/00          14,945             14,844              12,006             23,990
04/30/00          14,870             14,834              12,013             23,595
05/31/00          14,852             14,896              12,027             22,653
06/30/00          15,021             15,111              12,090             23,023
07/31/00          15,269             15,213              12,118             23,933
8/31/00           15,518             15,371              12,118             24,281
9/30/00           15,460             15,490              12,181             23,815
10/31/00          15,577             15,592              12,202             23,713
11/30/00          15,911             15,818              12,209             23,787
12/31/00          16,189             16,081              12,202             20,341
1/31/01           16,269             16,271              12,279             21,617
2/28/01           16,470             16,420              12,328             21,772
3/31/01           16,551             16,550              12,356             16,793
4/30/01           16,428             16,485              12,405             17,072
5/31/01           16,530             16,552              12,466             18,004
6/30/01           16,633             16,612              12,482             18,504
7/31/01           16,988             16,913              12,447             18,348
8/31/01           17,241             17,060              12,447             19,071
9/30/01           17,263             17,413              12,503             18,481


                                                    Cumulative Total Returns         Average Annual Total Returns
   Periods Ended                   6 Months    1 Year     5 Years      Since     1 Year     5 Years         Since
   September 30, 2001                                            Inception 2                          Inception 2
-----------------------------------------------------------------------------------------------------------------
 ISI Shares                            4.30%    11.66%      51.24%     72.63%     11.66%       8.63%      6.47%
-----------------------------------------------------------------------------------------------------------------
 Lehman Brothers Intermediate
   Treasury Index 3                    5.21%    12.42%      43.47%     74.13% 6   12.42%       7.49%      6.61% 6
-----------------------------------------------------------------------------------------------------------------
 Consumer Price Index 4                1.19%     2.65%      12.99%     25.04% 6    2.65%       2.47%      2.61% 6
-----------------------------------------------------------------------------------------------------------------
 Lehman Brothers Emerging
   Americas Index: Mexico Section 5    4.63%     8.39%      70.14%    139.68% 6    8.39%      11.22%     10.61% 6
-----------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

1 PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.All performance assumes the reinvestment of dividend and capital gain distributions and excludes the impact of sales charges. Performance would have been lower during the specified period if certain of the Fund's fees and expenses had not been waived.

2    January 15, 1993.

3 The Lehman Brothers Intermediate Treasury Index is an unmanaged index reflecting the performance of US Treasury securities in the intermediate-term Treasury sector. Benchmark returns do not reflect expenses that have been deducted from the Fund's returns.

4 The Consumer Price Index is a widely used measure of inflation. Benchmark returns do not reflect expenses that have been deducted from the Fund's returns.

5 Lehman Brothers Emerging Americas Index: Mexico Section is an unmanaged sub-index of the LehmanBrothers Emerging Markets Index reflecting the performance of selected Mexican debt instruments with maturities of one year or more.

6 The Since Inception benchmark returns are for the periods beginning January 31, 1993.

 ADDITIONAL PERFORMANCE INFORMATION

     The shareholder letter included in this report contains statistics designed to help you evaluate the performance of your Fund's management. The Securities and Exchange Commission (SEC) requires that when we report such figures, we also include the Fund's total return, according to a standardized formula, for various time periods through the end of the most recent fiscal quarter.

     The SEC standardized total return figures include the impact of the Fund's maximum 3.00% initial sales charge. Returns would be higher for investors who qualified for a lower initial sales charge.

     The SEC total return figures may differ from total return figures in the shareholder letter and the Performance Comparison section because the SEC figures include the impact of sales charges while the total return figures in the other sections do not. Any performance figures shown are for the full period indicated.

     These figures assume the reinvestment of dividend and capital gain distributions. Performance would have been lower during the specified periods if certain of the Fund's fees and expenses had not been waived.

                                                Average Annual Total Returns 1
   Periods Ended                                 1 Year     5 Years      Since
   September 30, 2001                                              Inception 2
------------------------------------------------------------------------------
 ISI Shares                                       8.31%       7.97%      6.10%
------------------------------------------------------------------------------

--------------------------------------------------------------------------------

1 PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

2    January 15, 1993.

 NORTH AMERICAN GOVERNMENT BOND FUND, INC.


SCHEDULE OF INVESTMENTS                                                                      SEPTEMBER 30, 2001
(UNAUDITED)
                                                     INTEREST        MATURITY         PAR/NOMINAL        MARKET
SECURITY                                               RATE            DATE             VALUE 1           VALUE
------------------------------------------------------------------------------------------------------------------
CANADIAN SECURITIES--3.14%
Canadian Global Bond                                     6.75%       8/28/06          $ 4,750,000      $ 5,242,794
                                                                                                       -----------
   TOTAL CANADIAN SECURITIES
      (Cost $4,904,562) ..............................................................................   5,242,794
                                                                                                       -----------
MEXICAN SECURITIES--13.58%
Mexican Cetes 2                                          10.05 3     11/1/01            P 996,732        1,037,797
Mexican Cetes 2                                          11.05 3    11/29/01            1,070,764        1,104,443
Mexican Cetes 2                                          11.60 3     1/24/02            6,915,551        7,002,563
Mexican Cetes 2                                          12.50 3     3/20/02            1,830,079        1,814,564
Mexican Cetes 2                                          13.15 3     5/16/02            5,268,302        5,108,256
Mexican Cetes 2                                          13.15 3     7/11/02            4,127,966        3,928,432
Mexican Cetes 2                                          13.40 3      9/5/02            2,875,562        2,681,144
                                                                                                       -----------
   TOTAL MEXICAN SECURITIES
      (Cost $23,141,375) .............................................................................  22,677,199
                                                                                                       -----------
US SECURITIES--55.03%
US Treasury Bond                                         7.50       11/15/16          $24,100,000       29,609,115
US Treasury Bond                                         7.875       2/15/21            6,750,000        8,707,500
US Treasury Bond                                         8.125       8/15/21            7,900,000       10,455,160
US Treasury Bond                                         7.125       2/15/23            2,500,000        3,017,188
US Treasury Bond                                         5.50        5/15/09           19,000,000       20,281,018
US Treasury Note                                         5.875      11/15/04           10,000,000       10,718,750
US Treasury STRIP                                        8.75 3      5/15/17           22,000,000        9,112,862
                                                                                                       -----------
   TOTAL US SECURITIES
      (Cost $90,467,463) .............................................................................  91,901,593
                                                                                                       -----------
CORPORATE NOTES--8.96%
Citigroup, Inc.                                          6.50        1/18/11            5,000,000        5,206,500
General Electric Co.                                     6.875      11/15/10            5,000,000        5,448,195
Wal-Mart Stores, Inc.                                    6.875       8/10/09            4,000,000        4,313,600
                                                                                                       -----------
   TOTAL CORPORATE NOTES
      (Cost $14,161,377) .............................................................................  14,968,295
                                                                                                       -----------

8
                       See Notes to Financial Statements.

 NORTH AMERICAN GOVERNMENT BOND FUND, INC.

SCHEDULE OF INVESTMENTS (CONCLUDED)                           SEPTEMBER 30, 2001
(UNAUDITED)

                                                                                                         MARKET
SECURITY                                                                                                  VALUE
------------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS--17.62%
     GOLDMAN SACHS & CO., 3.13%
        Dated 9/28/01, principal and interest in the amount of $29,427,673 due
        10/1/01, collateralized by: US Treasury STRIP, par value $22,610,000, yield 5.62%, due 2/15/17 with a market value of $9,471,555; US Treasury
        STRIP, par value $16,172,000, yield 4.62%, due 2/15/09 with a market value of $11,526,108; US Treasury STRIP, par value $8,519,080, yield
        4.20%, due 11/15/07 with a market value of $6,622,136; US Treasury
        STRIP, par value $2,516,516, yield 2.75%, due 8/15/03 with a market value of $2,388,602.
        (Cost $29,420,000) .......................................................................... $ 29,420,000
                                                                                                      ------------
   TOTAL REPURCHASE AGREEMENTS
      (Cost $29,420,000) ............................................................................   29,420,000
                                                                                                      ------------
TOTAL INVESTMENTS--98.33%
      (Cost $162,094,777) ...........................................................................  164,209,881

OTHER ASSETS IN EXCESS OF LIABILITIES--1.67% ........................................................    2,793,810
                                                                                                      ------------
NET ASSETS--100.0% .................................................................................. $167,003,691
                                                                                                      ============

--------------------------------------------------------------------------------

1    Par value is shown in local currency: Mexican pesos (P) and US dollars ($).

2    Cetes are short-term Mexican government debt securities.

3    Yield as of September 30, 2001.

                                                                               9
                       See Notes to Financial Statements.

 NORTH AMERICAN GOVERNMENT BOND FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES
(UNAUDITED)

                                                                                              SEPTEMBER 30, 2001
----------------------------------------------------------------------------------------------------------------
ASSETS:
    Investments, at value (cost $162,094,777) ..................................................... $164,209,881
    Cash 1 ........................................................................................       43,706
    Receivable for capital shares sold ............................................................    1,351,011
    Dividend and interest receivable ..............................................................    1,744,178
    Prepaid expenses and other ....................................................................       28,182
                                                                                                    ------------
       Total assets ...............................................................................  167,376,958
                                                                                                    ------------
LIABILITIES:
    Payable for capital shares redeemed ...........................................................      182,394
    Advisory fees payable .........................................................................       53,188
    Distribution fees payable .....................................................................       53,188
    Transfer agent fees payable ...................................................................       16,508
    Administration fees payable ...................................................................       12,197
    Custody fees payable ..........................................................................        9,967
    Accounting fees payable .......................................................................        6,678
    Dividend payable ..............................................................................        2,067
    Accrued expenses and other ....................................................................       37,080
                                                                                                    ------------
       Total liabilities ..........................................................................      373,267
                                                                                                    ------------
Net assets ........................................................................................ $167,003,691
                                                                                                    ============
COMPOSITION OF NET ASSETS
    Paid-in capital ...............................................................................  165,557,056
    Distributions in excess of net investment income ..............................................   (2,422,063)
    Accumulated net realized gain from investment and foreign currency transactions ...............    1,753,608
    Net unrealized appreciation on investment and foreign currencies ..............................    2,115,090
                                                                                                    ------------
Net assets ........................................................................................ $167,003,691
                                                                                                    ============
NET ASSET VALUE PER SHARE:
    ($167,003,691 (DIVIDE) 20,479,886 shares outstanding) .........................................        $8.15
                                                                                                           =====
MAXIMUM OFFERING PRICE PER SHARE:
    ($8.15 (DIVIDE) .970) .........................................................................        $8.40
                                                                                                           =====

--------------------------------------------------------------------------------

1    Includes foreign cash of $42,868 with a cost of $42,882.

10
                       See Notes to Financial Statements.

 NORTH AMERICAN GOVERNMENT BOND FUND, INC.

STATEMENT OF OPERATIONS
(UNAUDITED)

                                                                                                    FOR THE
                                                                                              SIX MONTHS ENDED
                                                                                             SEPTEMBER 30, 2001
---------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
    Interest ....................................................................................... $4,423,227
                                                                                                     ----------
EXPENSES:
    Investment advisory fees .......................................................................    279,291
    Distribution fees ..............................................................................    279,291
    Administration fees ............................................................................     65,462
    Transfer agent fees ............................................................................     42,775
    Accounting fees ................................................................................     38,819
    Professional fees ..............................................................................     29,181
    Printing and shareholder reports ...............................................................     15,849
    Custody fees ...................................................................................     13,155
    Registration fees ..............................................................................     11,428
    Directors' fees ................................................................................      5,102
    Miscellaneous ..................................................................................        585
                                                                                                     ----------
       Total expenses ..............................................................................    780,938
                                                                                                     ----------
    Net investment income ..........................................................................  3,642,289
                                                                                                     ----------
REALIZED AND UNREALIZED GAIN ON INVESTMENT
   AND FOREIGN CURRENCY TRANSACTIONS
    Net realized gain from:
       Investment transactions .....................................................................  1,584,646
       Foreign currency transactions ...............................................................    168,962
    Net change in unrealized appreciation/depreciation on investments
       and foreign currencies ......................................................................    865,181
                                                                                                     ----------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS ....................................................  2,618,789
                                                                                                     ----------
NET INCREASE IN NET ASSETS FROM OPERATIONS ......................................................... $6,261,078
                                                                                                     ==========

                                                                              11
                       See Notes to Financial Statements.

 NORTH AMERICAN GOVERNMENT BOND FUND, INC.

STATEMENT OF CHANGES IN NET ASSETS

                                                                              FOR THE                FOR THE
                                                                         SIX MONTHS ENDED          YEAR ENDED
                                                                       SEPTEMBER 30, 2001 1      MARCH 31, 2001
---------------------------------------------------------------------------------------------------------------
INCREASE IN NET ASSETS:
OPERATIONS:
    Net investment income ................................................   $3,642,289             $ 4,833,838
    Net realized gain from investment and
       foreign currency transactions .....................................    1,753,608               1,870,087
    Net change in unrealized appreciation/depreciation of
       investments and foreign currencies ................................      865,181               2,716,921
                                                                           ------------            ------------
    Net increase in net assets from operations ...........................    6,261,078               9,420,846
                                                                           ------------            ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
    Net investment income ................................................   (6,058,890)             (4,833,838)
    Distribution in excess of net investment income ......................           --                 (78,123)
    Return of capital ....................................................           --              (1,282,349)
    Short-term capital gains .............................................           --                (765,170)
    Long-term capital gains ..............................................           --                (602,463)
                                                                           ------------            ------------
    Total distributions ..................................................   (6,058,890)             (7,561,943)
                                                                           ------------            ------------
CAPITAL SHARE TRANSACTIONS:
    Proceeds from sale of shares .........................................   53,043,717              60,681,520
    Dividend reinvestments ...............................................    3,229,739               3,786,500
    Cost of shares redeemed ..............................................   (6,917,148)            (10,579,028)
                                                                           ------------            ------------
    Net increase in net assets from
       capital share transactions ........................................   49,356,308              53,888,992
                                                                           ------------            ------------
    Total increase in net assets .........................................   49,558,496              55,747,895

NET ASSETS:
    Beginning of period ..................................................  117,445,195              61,697,300
                                                                           ------------            ------------
    End of period (including distributions in excess of net
       investment income of $2,422,063 and $5,462, respectively) ......... $167,003,691            $117,445,195
                                                                           ============            ============

--------------------------------------------------------------------------------

1    Unaudited.

12
                       See Notes to Financial Statements.

 NORTH AMERICAN GOVERNMENT BOND FUND, INC.

FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                             FOR THE SIX
                                             MONTHS ENDED             FOR THE YEARS ENDED MARCH 31,
                                             SEPTEMBER 30,   ------------------------------------------------------
                                                 2001 1        2001       2000        1999        1998       1997
                                                --------     --------    -------     -------    -------     -------
PER SHARE OPERATING
   PERFORMANCE:
    Net asset value, beginning of period ...... $   8.17     $   8.07    $  8.42     $  8.74    $  8.29     $  8.37
                                                --------     --------    -------     -------    -------     -------
INCOME FROM INVESTMENT
   OPERATIONS:
    Net investment income .....................     0.24         0.44       0.49        0.60       0.61        0.75
    Net realized and unrealized gain
       (loss) on investments and
       foreign currencies .....................     0.10         0.38      (0.12)      (0.09)      0.56       (0.11)
                                                --------     --------    -------     -------    -------     -------
    Total from investment operations ..........     0.34         0.82       0.37        0.51       1.17        0.64
                                                --------     --------    -------     -------    -------     -------
DISTRIBUTIONS TO SHAREHOLDERS:
    Dividends from net investment income
       and short-term capital gains ...........    (0.36)       (0.53)     (0.49)      (0.60)     (0.67)      (0.26)
    Distribution in excess of net
       investment income ......................       --        (0.01)        --          --      (0.05)         --
    Distribution from long-term
       capital gains ..........................       --        (0.06)        --       (0.23)        --          --
    Return of capital .........................       --        (0.12)     (0.23)         --         --       (0.46)
                                                --------     --------    -------     -------    -------     -------
    Total distributions .......................    (0.36)       (0.72)     (0.72)      (0.83)     (0.72)      (0.72)
                                                --------     --------    -------     -------    -------     -------
    Net asset value, end of period ............ $   8.15     $   8.17    $  8.07     $  8.42    $  8.74     $  8.29
                                                ========     ========    =======     =======    =======     =======
TOTAL RETURN 2 ................................     4.30%       10.74%      4.82%       5.96%     14.65%       7.90%
SUPPLEMENTAL DATA AND RATIOS:
    Net assets, end of period (000s) .......... $167,004     $117,445    $61,697     $55,891    $52,018     $51,966
    Ratios to average daily net assets:
       Net investment income ..................     5.20% 3      5.62%      5.59%       5.79%      7.17%       8.99%
       Expenses after waivers and/or
         reimbursements .......................     1.12% 3      1.24%      1.25%       1.25%      1.25%       1.25%
       Expenses before waivers and/or
         Reimbursements .......................     1.12%3       1.24%      1.41%       1.42%      1.28%       1.58%
    Portfolio turnover rate ...................       58%          89%        32%        173%       125%         46%

--------------------------------------------------------------------------------

1    Unaudited.

2    Total return excludes the effect of sales charges.

3    Annualized.


                                                                              13
                      See Notes to Financial Statements.

 NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

A. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES--North American Government Bond Fund, Inc. ("the Fund"), which was organized as a Maryland Corporation on October 20, 1992, began operations January 15, 1993. The Fund is registered under the Investment Company Act of 1940 as a non-diversified, open-end management investment company. It is designed to provide a high level of current income, consistent with prudent investment risk, by investing primarily in a portfolio consisting of fixed-income securities issued or guaranteed by the governments of the United States, Canada and Mexico.

     The Fund consists of one share class, the ISI Shares, which are subject to a 3.00% maximum front-end sales charge and a 0.40% distribution fee.

     VALUATIONS OF SECURITIES--Debt securities are generally traded in the over-the-counter market. When there is an available market quotation, the Fund values a debt security by using the most recent price provided by an investment dealer. The Fund may also value a debt security by using a price from an independent pricing service that the Investment Advisor has determined reflects the obligation's fair market value. When a market quotation is unavailable or unreliable, the Investment Advisor determines a fair value using procedures that the Board of Directors establishes and monitors. The Fund values short-term obligations with maturities of 60 days or less at amortized cost.

     SECURITIES TRANSACTIONS, INVESTMENT INCOME, DISTRIBUTIONS AND OTHER--The Fund uses the trade date to account for securities transactions and the specific identification method for financial reporting and income tax purposes to determine the cost of investments sold or redeemed. Income and expenses are recorded on an accrual basis. In compliance with the AICPA Audit and Accounting Guide for Investment Companies, as revised, income includes scientific amortization of premiums and accretion of discounts when appropriate. Dividend distributions to shareholders are recorded on the ex-dividend date. Management expects that the adoption of these principles will not impact the Fund's financial statements.

     FOREIGN SECURITIES--Beyond the risks common to all bond investing, an investment in the Fund could also lose money or underperform alternative investments as a result of risks in the foreign countries in which the Fund invests: adverse political, economic or social developments could undermine the value of the Fund's investments or prevent the Fund from realizing their full value; accounting and financial reporting standards differ from those in the US and could convey incomplete information when compared to information typically provided by US companies; or the currency of a country in which the Fund invests may decrease in value relative to the US dollar, which could affect the value of the investment to US investors.

     REPURCHASE AGREEMENTS--The Fund may enter into tri-party repurchase agreements with broker-dealers and domestic banks. A repurchase agreement is a short-term investment in which the Fund buys a debt security that the broker agrees to repurchase at a set time and price. The third party, which is the broker's custodial bank, holds the collateral in a separate account until the repurchase agreement matures. The agreement ensures that the collateral's market value, including any accrued interest, is sufficient if the broker defaults. The Fund's access to the collateral may be delayed or limited if the broker defaults and the value of the collateral declines or if the broker enters into an insolvency proceeding.

     FOREIGN CURRENCY TRANSACTIONS AND TRANSLATION--The Fund separates realized gains or losses resulting from foreign exchange rate changes from realized gains or losses resulting from market price changes.

     Net realized foreign exchange rate gains or losses occur due to 1) sales of portfolio securities; 2) sales and maturities of short-term securities; 3) sales of foreign currencies; 4) currency gains or losses realized between the trade and settlement dates on securities transactions; and 5) differences between interest recorded on the Fund's books and the US dollar equivalent of interest that the Fund actually receives or pays.

     The Fund does not separate its unrealized appreciation or depreciation resulting from foreign exchange rate changes and its unrealized appreciation or depreciation resulting from market price changes.

     FEDERAL INCOME TAX--The Fund is organized as a regulated investment company. As long as it maintains this status and distributes to its shareholders substantially all of its taxable net investment income and net realized capital gains, it will be exempt from most, if not all, federal income and excise taxes. As a result, the Fund has made no provisions for federal income taxes.

     The Fund may periodically make reclassifications among certain of its capital accounts as a result of differences in the characterization and allocation of certain income and capital gain distributions determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America.

     ESTIMATES--The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

B. INVESTMENT ADVISORY FEES, TRANSACTIONS WITH AFFILIATES AND OTHER FEES--International Strategy and Investment Inc. ("ISI") is the Fund's investment advisor. As compensation for its advisory services, the Fund pays ISI an annual fee equal to 0.40% of the Fund's average daily net assets, calculated daily and paid monthly. ISI has agreed to waive a portion of its fee and reimburse expenses so that the Fund's total operating expenses for any fiscal year do not exceed 1.25% of the Fund's average daily net assets.

     Investment Company Capital Corp. ("ICCC"), an indirect wholly owned subsidiary of Deutsche Bank AG, is the Fund's administrator. As compensation for its administrative services, the Fund pays ICCC an annual fee based on the combined average daily net assets of the ISI Funds. This fee is calculated daily and paid monthly at the following annual rates:
     0.20% of the first $75 million, 0.15% of the next $75 million, 0.10% of the next $75 million, 0.05% of the next $275 million, and 0.03% of the amount over $500 million.

     ICCC also provides accounting services to the Fund for which the Fund pays ICCC an annual fee that is calculated daily and paid monthly based on the Fund's average daily net assets.

     ICCC also provides transfer agent services to the Fund for which the Fund pays ICCC a per account fee that is calculated and paid monthly.

     Certain officers and directors of the Fund are also officers or directors of ISI or ICCC.

 NOTES TO FINANCIAL STATEMENTS (CONCLUDED)

     International Strategy & Investment Group, Inc., ("ISI Group"), an affiliate of ISI, provides distribution services to the Fund for which the Fund pays ISI Group an annual fee, pursuant to rule 12b-1, equal to 0.40% of the Fund's average daily net assets, calculated daily and paid monthly.

C. CAPITAL SHARE TRANSACTIONS--The Fund is authorized to issue up to 35 million shares of $.001 par value capital stock. Transactions in capital shares were as follows:

                               FOR THE                      FOR THE
                      SIX MONTHS ENDED                   YEAR ENDED
                  SEPTEMBER 30, 2001 1               MARCH 31, 2001
              ------------------------   --------------------------
                SHARES        AMOUNT       SHARES         AMOUNT
              ---------    -----------   ----------    ------------
Sold          6,562,319    $53,043,717    7,571,029    $ 60,681,520
Reinvested      401,440      3,229,739      473,005       3,786,500
Redeemed       (857,524)    (6,917,148)  (1,318,937)    (10,579,028)
              ---------    -----------   ----------    ------------
Net increase  6,106,235    $49,356,308    6,225,097    $ 53,888,992
              =========    ===========   ==========    ============

--------------------------------------------------------------------------------

1    Unaudited.

D. PURCHASES AND SALES OF INVESTMENT SECURITIES--Excluding short-term and US government obligations, purchases of investment securities aggregated $19,921,881 and sales of investment securities aggregated $11,584,340 for the six months ended September 30, 2001. Purchases of US government obligations aggregated $91,910,606 and sales of US government obligations aggregated $54,520,705 for the period.

     At September 30, 2001, aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost was $2,896,203 and aggregate gross unrealized depreciation of all securities in which there is an excess of tax cost over value was $781,099.

E. FORWARD CURRENCY EXCHANGE CONTRACTS--Forward currency exchange contracts carry certain risks. These risks include the counter-parties' possible inability to meet the contract terms and the movements in currency values. There were no outstanding contracts as of September 30, 2001.

     This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus.

     For more complete information regarding any of the ISI Funds, including charges and expenses, obtain a prospectus from your investment representative or directly from the Fund at 1-800-955-7175. Read it carefully before you invest.

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